Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Viomi Technology Co., Ltd (the “Company”) is a holding company incorporated under the Laws of the Cayman Islands in January 2015. The Company, through its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in the operation of developing and selling Internet-of-things-enabled (“IoT-enabled”) smart home products in the People’s Republic of China (“the PRC”).

(a)	History and Reorganization

The Group commenced its operations in May 2014 through Foshan Yunmi Electric Appliances Technology Co., Ltd. (“Foshan Viomi”), a PRC company established by Mr. Chen Xiaoping (“Mr. Chen” or the “Founder”), and Tianjin Jinxing Investment Co., Ltd. (“Tianjin Jinxing”), a subsidiary of Xiaomi Corporation (“Xiaomi”), who is an investor of the Company. Mr. Chen and Tianjin Jinxing invested RMB7,500 and RMB5,000 to establish Foshan Viomi and held 60% and 40% initial equity interests, respectively. Included in the RMB7,500 invested by Mr. Chen, RMB2,500 was invested by certain key management founders and held by Mr. Chen on their behalf (The key management founders, together with Mr. Chen are referred to “the Founders”). The Group has undertaken its reorganization (“Reorganization”) as detailed below.

In January 2015, the Company was incorporated in the Cayman Islands, Viomi HK Technology Co., Limited (“Viomi HK”) was incorporated in Hong Kong as a wholly owned subsidiary of the Company, Beijing Yunmi Technology Co., Ltd. (“Beijing Viomi”) was set up as a domestic company. In May 2015, Lequan Technology Beijing Co., Ltd (“Lequan”) was incorporated as a wholly owned subsidiary of Viomi HK in the PRC.

In July 2015, the Company issued 33,818,182 class A ordinary shares to exchange the interest of RMB2,500 in Foshan Viomi held by Mr. Chen on behalf of key management founders, 67,636,364 Class B Ordinary Shares to exchange the interest of RMB5,000 in Foshan Viomi owned by Mr. Chen, and 67,636,364 Class B Ordinary Shares to Red Better Limited (“Red Better”), a subsidiary of Xiaomi, and Shunwei Talent Limited (“Shunwei”), to exchange the interest of RMB5,000 held by Tianjin Jinxing. Concurrently, the Company obtained control over Foshan Viomi and Beijing Viomi through Lequan by entering into a series of contractual arrangements with Foshan Viomi, Beijing Viomi and their shareholders as detailed in note 1(c). As a result, Foshan Viomi and Beijing Viomi became the consolidated VIEs of the Group. The Reorganization lacks substance and should be treated as a non-substantive merger with no change in the basis of assets and liabilities of Foshan Viomi.

In addition, the Company issued 18,181,818 Series A Preferred Shares at the issue price of US$1.1 per share to a group of investors for considerations of US$20,000, including conversion of the outstanding bridge loans of US$5,250, which was provided by the same investors during January 2015 to July 2015. The remaining consideration was fully received in cash.

In June 2018, the Board of Directors and the shareholders approved a transfer and surrender of shares plan, pursuant to which, Mr. Chen, who holds 33,818,182 class A ordinary shares on behalf of certain key management founders through Viomi Limited, transferred 16,145,454 class A ordinary shares to key management founders and surrendered the remaining 17,672,728 class A ordinary shares to the Company.

Prior to the completion of the IPO, in accordance with written resolutions of all the shareholders of the Company on August 23, 2018, the Company effected a share split whereby each of the Company’s authorized and outstanding ordinary shares and preferred shares, par value of $0.0001 each, was divided into ten ordinary shares and preferred shares of the same series, par value US$0.00001 each, respectively. All shareholders surrendered 90% of their after-share-split outstanding shares back to the Company for cancellation. After the share split and the surrender of shares for cancellation, the number of the Company’s outstanding ordinary and preferred shares remained unchanged. As the number of outstanding shares remained unchanged, the share split does not have an impact to the basic and diluted net (loss) income per share for the years ended December 31, 2016 and 2017. The par value per ordinary share has been retroactively revised as if it had been adjusted in proportion to the share split.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

As of December 31, 2018, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 15, 2015	100%	Investment holding
VIEs:
Foshan Viomi	PRC	May 6, 2014	100%	Home appliance development and sales
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business
Subsidiaries of Foshan Viomi:
Guangdong Lizi Technology Co., Ltd. (“Guangdong Lizi”)	PRC	July 26, 2018	VIE’s subsidiary	Home appliance development and sales

(b)	Initial Public Offering

On September 25, 2018, the Company completed its IPO on the NASDAQ Global Market in the United States of America. In this offering, 11,400,000 American Depositary Shares (“ADSs”), representing 34,200,000 Post-IPO Class A Ordinary Shares, were issued and sold to the public at a price of US$9.00 per ADS.

Following the resolution of the shareholders of the Company on August 23, 2018, the Company’s authorized share capital became US$50,000 divided into 5,000,000,000 shares comprising of the (i) 4,800,000,000 class A ordinary shares of a par value of US$0.00001 each (‘‘Post-IPO Class A Ordinary Shares’’), (ii) 150,000,000 class B ordinary shares of a par value of US$0.00001 each (‘‘Post-IPO Class B Ordinary Shares’’) and (iii) 50,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with post-offering amended and restated memorandum and articles of association. In respect of all matters subject to a shareholder vote, each Post-IPO Class A Ordinary Share is entitled to one vote, and each Post-IPO Class B Ordinary Share is entitled to ten (10) votes, voting together as one class. Each Post-IPO Class B Ordinary Share is convertible into one Post-IPO Class A ordinary share at any time by the holder thereof. Post-IPO Class A Ordinary Shares are not convertible into Post-IPO Class B Ordinary Shares under any circumstances. Upon any transfer of Post-IPO Class B Ordinary Shares by a holder to any person or entity other than holders of Post-IPO Class B Ordinary Shares or their affiliates, such Post-IPO Class B Ordinary Shares shall be automatically and immediately converted into the equivalent number of Post-IPO Class A Ordinary Shares.

Immediately prior to the completion of the IPO, 16,145,454 issued class A ordinary shares held by certain key management founders, 33,818,182 issued Class B Ordinary Shares held by Red Better, and 67,636,364 issued Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Post-IPO Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding class A ordinary shares, the rest of the outstanding Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Post-IPO Class A Ordinary Shares on a one-for-one basis.

(c)	VIE Arrangements between the VIEs and the Company’s PRC subsidiary

The Company, through Lequan, entered into the following contractual arrangements with Foshan Viomi, Beijing Viomi and their shareholders that enable the Company through its PRC subsidiary to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, through the exercise of the shareholders’ rights under the shareholder voting proxy agreement as the shareholders’ meetings of the VIEs appoint the board of directors of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs through the exclusive consultation and service agreement. Accordingly, Lequan is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that Lequan is the primary beneficiary of the VIEs, the Company believes Lequan’s rights under the terms of the option agreement provide it with a substantive kick-out right. As advised by the Company’s PRC legal counsel, the Company believes the terms of the option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the consideration which is the minimum amount permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for Lequan to currently exercise its rights under the exclusive option agreement.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

A simple majority vote of Lequan’s board of directors is required to pass a resolution to exercise Lequan’s rights under the option agreement, for which Mr. Chen’s, the CEO of the Company, consent is not required. Lequan’s rights under the option agreement give Lequan the power to control the shareholders of Foshan Viomi and Beijing Viomi. In addition, Lequan’s rights under the shareholder voting proxy agreement also reinforce Lequan’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute consultation and service agreements and also ensures that consultation and service agreements will be executed and renewed indefinitely unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. Lequan has the rights to receive substantially all of the economic benefits from the VIEs.

Exclusive consulting and service agreement. In July 2015, Lequan entered into exclusive consultation and service agreements with Foshan Viomi and Beijing Viomi respectively to enable Lequan to receive substantially all of the economic benefits of the VIEs. Under the exclusive consultation and service agreements, Lequan has the exclusive right to provide or designate any entity affiliated with it to provide VIEs the technical and business support services, including information technology support, hardware management and updates, software development, maintenance and updates and other operating services. The exclusive consultation and service agreement could be indefinitely effective unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. The exclusive consultation and service agreement was effective in July 2015. The consultation and service agreement will remain effective until all equity interests and assets in Foshan Viomi and Beijing Viomi are sold to Lequan or the party designated by Lequan. Under this arrangement, Lequan has the sole discretion to receive an annual service fee at an amount up to 100% of the annual net income of Foshan Viomi and Beijing Viomi. In addition, Lequan is entitled to receive certain other technical service fees at the amount mutually agreed upon by Lequan and the respective VIE.

Equity pledge agreement. Pursuant to the equity pledge agreements in July 2015 among Foshan Viomi, Beijing Viomi, all of their shareholders and Lequan, all shareholders of Foshan Viomi and Beijing Viomi agreed to pledge their equity interests in Foshan Viomi or Beijing Viomi to Lequan to secure the performance of the VIEs’ obligations under the existing exclusive purchase option agreement, shareholder voting proxy agreement, exclusive consulting and service agreement and also the equity pledge agreement. The Pledge will remain binding until Foshan Viomi, Beijing Viomi and their shareholders discharge all their obligations under the contractual agreements.

Exclusive purchase option agreement. Pursuant to the exclusive option agreements entered into in July 2015 among Lequan, Foshan Viomi, Beijing Viomi and their shareholders, the shareholders of Foshan Viomi and Beijing Viomi are obligated to sell their equity interest to Lequan. Lequan has the exclusive and irrevocable right to purchase, or cause the shareholders of Foshan Viomi and Beijing Viomi to sell to the party designated by Lequan, in Lequan’s sole discretion, all of the shareholders’ equity interests or any assets in Foshan Viomi and Beijing Viomi when and to the extent that applicable PRC law permits Lequan to own such equity interests and assets in Foshan Viomi and Beijing Viomi. The price to be paid by Lequan or any party designated by Lequan will be the minimum amount of consideration permitted by applicable PRC law at the time when such transaction occurs. All of the shareholders promised and agreed that they will refund the consideration once received to Lequan or any party designated by Lequan within 10 working days. Also, the shareholders of Foshan Viomi and Beijing Viomi should try their best to help Foshan Viomi and Beijing Viomi develop well and are prohibited from transferring, pledging, intentionally terminating significant contracts or otherwise disposing of any significant assets in Foshan Viomi and Beijing Viomi without Lequan’s prior written consent. The exclusive option agreement will remain effective until all equity interests and assets in Foshan Viomi and Beijing Viomi are sold to Lequan or the party designated by Lequan.

Shareholder voting proxy agreement.  On July 21, 2015, all of the shareholders of Foshan Viomi and Beijing Viomi have executed a shareholder voting proxy agreement with Lequan, Foshan Viomi and Beijing Viomi, whereby all of the shareholders irrevocably appoint and constitute the person designated by Lequan as their attorney-in-fact to exercise on their behalf any and all rights that the shareholders have in respect of their equity interests in Foshan Viomi and Beijing Viomi. The shareholder voting proxy agreement will be indefinitely effective unless all parties decide to terminate it by written agreement.

In September 2018, Foshan Viomi reduced its registered capital and changed its shareholders from Mr. Chen and Tianjin Jinxing to Mr. Chen alone. Concurrently, the Group entered into a series of contractual arrangements in substantially the same forms with Foshan Viomi and Mr. Chen.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

Management therefore concluded that the Company, through its PRC subsidiary and the above contractual arrangements, has the power to direct the activities that most significantly impact the VIEs' economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. Consequently, the financial results of the VIEs were included in the Group's consolidated financial statements.

Risks in relation to VIE structure

The Company believes that the contractual arrangements between Lequan and its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit Lequan’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;
•	limit the Group’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;
•	impose additional conditions or requirements with which the Group may not be able to comply;
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business or
•	require the Company or the Company’s PRC subsidiary or VIEs to restructure the relevant ownership structure or operations.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary or VIEs.

Mr. Chen is the only shareholder of Foshan Viomi and the largest shareholder of Beijing Viomi, and Mr. Chen is also the largest beneficiary owner of the Company. The interests of Mr. Chen as the largest beneficiary owner of the VIEs may differ from the interests of the Company as a whole, since Mr. Chen is only one of the beneficiary shareholders of the Company. The Company cannot assert that when conflicts of interest arise, Mr. Chen will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Chen may encounter in his capacity as a beneficial owner and director of the VIEs, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company relies on Mr. Chen, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Chen, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In addition, the other shareholder of Beijing Viomi is also a beneficial owner of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the Foshan Viomi and Beijing Viomi may act contrary to the contractual arrangements, the Company, through Lequan, entered into a shareholder voting proxy agreement with all of the shareholders of Foshan Viomi and Beijing Viomi in July 2015. The shareholder voting proxy agreement with the shareholder of Foshan Viomi has been updated in September 2018 as Foshan Viomi reduced its registered capital and changed its shareholders from Mr. Chen and Tianjin Jinxing to Mr. Chen alone. Through the shareholder voting proxy agreement, all shareholders of Foshan Viomi and Beijing Viomi have entrusted the person designated by Lequan as its proxy to exercise their rights as the shareholders of Foshan Viomi and Beijing Viomi with respect to an aggregate of 100% of the equity interests in Foshan Viomi and Beijing Viomi.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If variable interest entities fall within the definition of foreign investment entities, the Group's ability to use the contractual arrangements with its VIE and the Group's ability to conduct business through the VIE could be severely limited.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole, which were included in the Group’s consolidated balance sheets and consolidated statements of comprehensive (loss) income. Transactions between the VIEs and its subsidiaries and the Group’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	210,280	401,424
Restricted cash	—	29,550
Short-term investments	—	168,993
Accounts receivable from third parties (net of allowance of nil and nil as of December 31, 2017and 2018, respectively)	4,348	111,718
Accounts receivable from a related party (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	249,548	260,984
Other receivable from related parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	24,160	112,320
Inventories	50,692	231,975
Prepaid expenses and other current assets	22,986	46,499
Total current assets	562,014	1,363,463
Property, plant and equipment, net	3,086	11,301
Deferred tax assets	3,048	5,234
Intangible assets, net	—	169
Prepaid expenses and other non-current assets	—	3,636
Total non-current assets	6,134	20,340
Total assets	568,148	1,383,803
Accounts and notes payable	291,643	548,481
Advances from customers	27,015	86,312
Amounts due to related parties	35,953	5,763
Accrued expenses and other liabilities	60,953	179,712
Income tax payables	11,612	10,199
Total current liabilities	427,176	830,467
Accrued expenses and other liabilities	460	518
Total non-current liabilities	460	518
Total liabilities	427,636	830,985
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenue	312,523	873,083	2,561,229
Net income	16,295	92,159	70,232

Net cash provided by operating activities	13,146	123,182	209,690
Net cash used in investing activities	(1,609)	(1,234)	(183,262)
Net cash provided by (used in) financing activities	12,999	—	(37,731)